Long-Term Debt, Financing and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2014
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule of Long-term Debt Instruments

							Successor		Predecessor
	Interest Rates			Maturities			March 31, 2014	December 31, 2013	December 31, 2012
							(in millions)
Notes
Senior notes
Sprint Corporation	7.13	-	7.88%	2021	-	2024	$9,000	$9,000	$—
Sprint Communications, Inc.	6.00	-	11.50%	2016	-	2022	9,280	9,280	9,280
Sprint Capital Corporation	6.88	-	8.75%	2019	-	2032	6,204	6,204	6,204
Guaranteed notes
Sprint Communications, Inc.	7.00	-	9.00%	2018	-	2020	4,000	4,000	4,000
Secured notes
iPCS, Inc.	3.49%			2014			181	181	481
Clearwire Communications LLC (1)	14.75%			2016			300	300	—
Exchangeable notes
Clearwire Communications LLC (1)	8.25%			2040			629	629	—
Convertible bonds
Sprint Communications, Inc.	1.00%			2019			—	—	3,100
Credit facilities
Bank credit facility	2.75%			2018			—	—	—
Export Development Canada	3.58%			2015			500	500	500
Secured equipment credit facility	2.03%			2017			762	889	296
Vendor financing notes	5.74	-	7.24%	2015			13	20	—
Financing obligation	6.09%			2021			327	339	698
Capital lease obligations and other	2.35	-	10.52%	2014	-	2023	174	187	74
Net discount from beneficial conversion feature on convertible bond							—	—	(247)
Net premiums (discounts)							1,408	1,482	(45)
							32,778	33,011	24,341
Less current portion							(991)	(994)	(379)
Long-term debt, financing and capital lease obligations							$31,787	$32,017	$23,962

Schedule of Maturities of Long-term Debt [Table Text Block]
Aggregate amount of maturities for long-term debt, financing obligation and capital lease obligations outstanding as of March 31, 2014, were as follows (in millions):

Fiscal year 2014	$991
Fiscal year 2015	845
Fiscal year 2016	3,622
Fiscal year 2017	1,358
Fiscal year 2018	3,047
Fiscal year 2019 and thereafter	21,507
31,370
Net premiums	1,408
$32,778